Expense Example {- Investment Grade Bond Portfolio} - 02.28 VIP Investment Grade Bond Portfolio Investor PRO-09 - Investment Grade Bond Portfolio - VIP Investment Grade Bond Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542